Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2022
Accounts receivable, net
Schedule of movement of allowance for doubtful accounts

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at the beginning of the period	210,146	710,168
Provision for the period	500,336	(91,422)
Write-off	(314)	(17,940)
Balance at the end of the period	710,168	600,806

Accounts receivable
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Accounts receivable from real estate developers	1,579,913	1,273,334
Accounts receivable from individual customers	14,995	5,374
	1,594,908	1,278,708
Less: allowance for doubtful accounts	(710,168)	(600,806)
Accounts receivable, net	884,740	677,902